AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.8%
Asset-Backed Securities — 0.4%
Automobiles — 0.4%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	5,696	$5,571,802
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,190,775
Series 2019-A, Class D, 144A
3.450%	01/26/32	3,225	3,052,211
			10,814,788
Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	500,035
Student Loans — 0.0%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 30 Day Average SOFR + 0.814% (Cap N/A, Floor 0.000%)
6.129%(c)	02/25/39	417	412,903
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
6.109%(c)	05/25/39	695	685,422
			1,098,325

Total Asset-Backed Securities (cost $12,211,651)			12,413,148
Commercial Mortgage-Backed Securities — 0.7%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.397%(c)	10/15/38	5,940	5,805,986
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.741%(cc)	09/10/50	650	490,204
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,023,991
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	1,962,680
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.064%(cc)	07/25/30	2,155	163,458
Series 2020-M50, Class X1, IO
1.933%(cc)	10/25/30	356	21,464
Series 2021-M03, Class X1, IO
2.048%(cc)	11/25/33	349	28,931
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.733%(cc)	04/25/48	3,165	3,026,584
Series 2015-K48, Class B, 144A
3.771%(cc)	08/25/48	1,985	1,893,050
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,975	$2,695,682
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
6.247%(c)	04/15/38	1,753	1,728,550
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
6.177%(c)	11/15/38	2,985	2,928,812
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	20,775
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	40	34,456
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	42	33,882
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	35	28,294
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	33	28,332
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	347,886

Total Commercial Mortgage-Backed Securities (cost $22,431,277)			22,263,017
Corporate Bonds — 25.7%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	891	818,537
3.250%	02/01/35	676	518,905
3.450%	11/01/28	407	366,046
3.625%	02/01/31	41	35,343
3.950%	08/01/59	1,316	863,314
5.805%	05/01/50	2,470	2,236,381
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,840	1,740,768
4.854%	04/27/35	30	27,345
5.400%	01/15/27	1,690	1,675,850
5.400%	07/31/33	1,580	1,518,644
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/34(a)	1,375	1,301,973
5.200%	02/15/55	445	411,629
5.250%	01/15/33	320	316,349
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/33	1,255	1,170,100
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	903	681,704
A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
2.375%	03/15/32	3,085	$2,376,462
3.125%	07/01/50	434	269,493
4.050%	05/04/47	479	356,745
4.800%	12/15/43	31	25,749
			16,711,337
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	1,000	752,556
3.400%	02/04/41	2,402	1,555,668
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,835	1,549,737
2.726%	03/25/31	2,000	1,539,428
4.390%	08/15/37	2,302	1,754,607
4.540%	08/15/47	430	295,829
6.343%	08/02/30	2,630	2,588,462
7.079%	08/02/43	2,083	1,997,424
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	07/26/26	647	603,713
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	389	286,026
4.375%	11/15/41	292	228,323
5.125%	02/15/30	800	767,338
5.375%	02/15/33	2,660	2,514,650
5.500%	09/07/30	2,585	2,512,649
5.625%	11/17/29	1,213	1,198,323
5.750%	11/17/32	884	861,644
			21,006,377
Airlines — 0.2%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	109	99,740
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	171	145,340
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	309	293,558
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	311	314,406
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	594	530,143
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	837	752,917
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32	168	146,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	137	$121,537
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	1,154	966,828
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	1,152	1,164,287
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	5	5,211
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	225	215,442
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	15	13,877
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	752	662,411
			5,431,975
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.200%	06/10/30	440	442,287
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	58	48,308
5.950%	04/01/49	535	452,171
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	1,573	1,186,786
2.400%	10/15/28	218	180,778
5.650%	01/17/29	50	48,437
5.800%	06/23/28	1,880	1,835,381
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
6.950%	09/15/26	665	669,473
			4,863,621
Banks — 8.0%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.339%(ff)	09/18/27	1,000	997,737
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	1,000	995,875
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	910	896,789
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)	1,400	1,387,832

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	600	$524,858
2.746%	05/28/25	200	188,372
5.147%	08/18/25	800	781,867
5.294%	08/18/27	1,000	966,238
Sub. Notes
6.921%	08/08/33	600	572,897
Bank of America Corp.,
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)	810	683,106
Sr. Unsec’d. Notes
5.202%(ff)	04/25/29	2,770	2,665,232
5.288%(ff)	04/25/34(a)	1,265	1,176,928
5.819%(ff)	09/15/29	3,740	3,694,555
5.872%(ff)	09/15/34	2,350	2,284,782
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	46	41,994
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,414	1,833,213
1.922%(ff)	10/24/31	2,439	1,839,689
2.676%(ff)	06/19/41	456	291,949
2.884%(ff)	10/22/30	4,167	3,473,155
3.705%(ff)	04/24/28	1,878	1,729,463
3.824%(ff)	01/20/28	5,598	5,195,614
3.974%(ff)	02/07/30	929	833,799
4.376%(ff)	04/27/28	680	641,202
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	1,785	1,601,201
2.651%(ff)	03/11/32	433	340,072
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	1,045	1,039,348
Bank of Montreal (Canada),
Sr. Unsec’d. Notes
5.717%	09/25/28	3,595	3,558,147
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.947%(ff)	04/26/27	1,050	1,024,953
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	255,859
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
5.790%	07/13/28	1,790	1,777,427
5.896%	07/13/26	1,520	1,512,246
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	886	872,563
5.829%(ff)	05/09/27	1,944	1,910,295
6.490%(ff)	09/13/29	1,325	1,313,566
6.692%(ff)	09/13/34	750	730,030
7.385%(ff)	11/02/28(a)	488	499,529
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	1,250	1,057,481
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.335%(ff)	06/12/29	4,435	$4,305,394
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	3,904	3,541,290
2.375%	01/14/25	1,737	1,645,195
Sr. Unsec’d. Notes, 144A, MTN
5.975%(ff)	01/18/27	287	283,580
Sub. Notes, 144A
3.116%(ff)	10/19/32	500	372,843
5.150%	07/21/24	1,277	1,257,919
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.684%(ff)	09/13/27	1,365	1,364,279
6.840%(ff)	09/13/34	2,240	2,194,458
Citibank NA,
Sr. Unsec’d. Notes
5.803%	09/29/28	4,590	4,592,423
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	763	668,160
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	2,369	2,236,538
2.572%(ff)	06/03/31	1,300	1,036,265
2.976%(ff)	11/05/30	5,936	4,957,836
3.520%(ff)	10/27/28	384	347,285
3.668%(ff)	07/24/28	1,256	1,151,293
3.980%(ff)	03/20/30	465	417,629
4.075%(ff)	04/23/29	540	496,634
5.610%(ff)	09/29/26	2,086	2,064,352
Sub. Notes
4.125%	07/25/28	364	330,798
4.600%	03/09/26	2,158	2,083,240
5.300%	05/06/44	7	5,966
6.174%(ff)	05/25/34	660	632,783
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,500	1,140,717
3.784%	03/14/32	375	302,770
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26(a)	2,470	2,301,329
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
5.589%	07/05/26	1,750	1,735,021
6.316%(ff)	10/03/29	1,085	1,084,634
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,747	1,623,774
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,600	1,536,172
7.500%	02/15/28(a)	2,250	2,360,950
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.621%(ff)	09/11/26	275	250,260
4.298%(ff)	04/01/28	1,299	1,208,314
5.375%	01/12/24	328	327,048

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.466%(ff)	01/09/26	860	$858,526
Sr. Unsec’d. Notes, 144A, MTN
6.259%(ff)	09/22/26	1,220	1,219,744
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	952	861,709
2.311%(ff)	11/16/27	2,723	2,372,744
7.146%(ff)	07/13/27	1,095	1,101,530
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.896%(ff)	10/09/26	2,238	2,227,340
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	1,000	988,746
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series R
4.950%(ff)	02/10/25(oo)	770	713,440
Jr. Sub. Notes, Series W
7.500%(ff)	02/10/29(a)(oo)	1,155	1,143,800
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,340	1,192,823
1.542%(ff)	09/10/27	6,038	5,285,866
1.757%(ff)	01/24/25	596	586,491
1.948%(ff)	10/21/27	966	852,747
2.640%(ff)	02/24/28	2,020	1,801,974
3.615%(ff)	03/15/28	2,839	2,620,004
4.017%(ff)	10/31/38	1,483	1,167,653
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,169	1,086,450
2.206%(ff)	08/17/29	2,322	1,915,613
2.251%(ff)	11/22/27	1,550	1,368,476
2.999%(ff)	03/10/26	1,279	1,218,502
3.803%(ff)	03/11/25	325	321,118
4.292%(ff)	09/12/26	1,178	1,131,217
5.887%(ff)	08/14/27	3,910	3,861,376
6.161%(ff)	03/09/29	1,065	1,054,857
6.254%(ff)	03/09/34	535	524,196
7.390%(ff)	11/03/28	1,900	1,964,948
Sub. Notes
6.547%(ff)	06/20/34	1,960	1,866,121
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.083%(ff)	09/11/27(a)	855	851,204
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33	3,660	3,437,729
7.000%	11/21/25	855	865,326
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	147,548
4.950%(ff)	06/01/42	538	334,695
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,500	1,218,296
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.976%(ff)	08/11/33(a)	1,250	$1,109,918
5.985%(ff)	08/07/27	940	931,297
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	517	462,389
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27	2,164	1,914,885
1.640%(ff)	10/13/27	350	308,281
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	1,334	1,247,154
5.748%(ff)	07/06/34	2,454	2,341,713
5.778%(ff)	07/06/29(a)	1,463	1,440,621
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26	405	361,227
1.593%(ff)	05/04/27	3,907	3,478,188
5.449%(ff)	07/20/29(a)	3,440	3,352,472
Sr. Unsec’d. Notes, SOFR + 0.625%
5.957%(c)	01/24/25	3,136	3,130,324
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	583	513,367
2.239%(ff)	07/21/32	319	240,492
2.699%(ff)	01/22/31	2,742	2,237,542
Sr. Unsec’d. Notes, MTN
1.164%(ff)	10/21/25	1,173	1,107,279
1.794%(ff)	02/13/32	1,224	906,003
1.928%(ff)	04/28/32	595	441,400
2.511%(ff)	10/20/32	581	443,786
2.802%(ff)	01/25/52	662	385,673
5.250%(ff)	04/21/34	640	594,354
5.424%(ff)	07/21/34	2,680	2,531,766
Sub. Notes
2.484%(ff)	09/16/36	1,752	1,280,285
5.948%(ff)	01/19/38	1,220	1,142,950
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
4.754%	04/21/26	885	864,162
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	2,252	1,702,870
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	1,390	1,271,850
Sr. Unsec’d. Notes
5.808%(ff)	09/13/29	2,065	2,000,532
5.847%(ff)	03/02/27	2,905	2,864,194
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33(a)	1,375	1,231,873
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	739	717,191

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.939%(ff)	08/18/34(a)	1,765	$1,695,883
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
5.200%	07/20/26	3,235	3,191,048
Sr. Unsec’d. Notes, MTN
6.000%	11/01/27	1,412	1,422,662
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	2,940	2,859,190
6.833%(ff)	11/21/26	2,577	2,591,814
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,209	1,960,679
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,521	1,340,628
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	2,105	1,997,940
6.187%(ff)	07/06/27	920	911,761
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.040%	07/16/29	265	225,901
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/28	1,425	1,383,304
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	2,000	1,770,472
2.193%(ff)	06/05/26	250	232,500
2.593%(ff)	09/11/25	1,072	1,031,635
6.327%(ff)	12/22/27	3,000	2,995,060
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	544	480,490
3.127%(ff)	06/03/32	760	582,280
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	910	793,449
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	3,690	3,455,790
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,176	1,908,832
3.526%(ff)	03/24/28	458	420,098
3.584%(ff)	05/22/28	1,363	1,246,204
4.808%(ff)	07/25/28	1,317	1,256,468
5.557%(ff)	07/25/34	1,415	1,340,870
5.574%(ff)	07/25/29	3,090	3,014,244
			231,875,061
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	3,878	3,553,438
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36(a)	415	$378,740
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	1,040	902,020
5.550%	01/23/49	137	131,566
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40	45	30,515
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	198	173,505
Sr. Unsec’d. Notes
4.900%	05/01/33	1,865	1,732,342
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.650%	02/15/53	820	728,863
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,341	1,009,710
			8,640,699
Biotechnology — 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	1,926	1,593,859
2.800%	08/15/41	717	463,917
4.200%	02/22/52	261	194,851
5.250%	03/02/33(a)	1,200	1,146,791
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	4,685	3,738,403
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,017	668,658
4.600%	09/01/35	1,495	1,363,318
5.250%	10/15/33	2,470	2,409,227
5.550%	10/15/53	1,540	1,479,355
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,537	1,183,070
			14,241,449
Building Materials — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
5.850%	09/18/28(a)	1,105	1,096,781
Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	729	668,930
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28(a)	850	839,119

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	377	$304,063
5.150%	03/15/34	2,180	2,000,249
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51(a)	840	535,192
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	487	488,105
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	845	730,226
Westlake Corp.,
Sr. Unsec’d. Notes
3.125%	08/15/51	386	222,381
			5,788,265
Commercial Services — 0.2%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	270	241,024
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	511	417,607
3.200%	08/15/29	3,559	3,025,824
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	51	25,072
Gtd. Notes, 144A
5.250%	09/15/33	540	526,013
Triton Container International Ltd. (Bermuda),
Gtd. Notes, 144A
1.150%	06/07/24	1,315	1,259,402
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	570	367,757
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	664	435,515
5.420%	10/01/30	145	144,748
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	955	724,634
			7,167,596
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51	690	419,596
2.800%	02/08/61	831	485,834
2.850%	08/05/61	103	60,316
2.950%	09/11/49	256	168,908
3.950%	08/08/52	553	431,996
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	$1,081,114
5.750%	03/15/33	985	942,049
			3,589,813
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	1,112	1,031,987
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33	995	950,938
5.050%	03/22/28	840	828,786
5.200%	03/22/63	133	119,661
			2,931,372
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	2,298	2,058,565
3.000%	10/29/28	1,082	926,160
3.300%	01/30/32	3,337	2,648,812
4.875%	01/16/24	300	298,820
6.100%	01/15/27	900	895,543
6.500%	07/15/25	441	441,310
Air Lease Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/27	900	887,132
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	236	219,478
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	780	736,140
3.950%	07/01/24	641	625,654
4.250%	04/15/26	3,289	3,088,204
4.375%	05/01/26	765	717,792
5.250%	05/15/24	25	24,756
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	2,275	1,927,401
5.500%	01/15/26	1,118	1,081,858
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	380	363,597
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.000%	09/15/27	1,360	1,286,935
4.350%	06/15/29	806	758,052
4.950%	06/15/52(a)	458	396,739
Nasdaq, Inc.,
Sr. Unsec’d. Notes
5.350%	06/28/28	600	589,104
5.550%	02/15/34	1,279	1,220,151
6.100%	06/28/63	130	120,376
			21,312,579

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 2.9%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	4,275	$4,126,255
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	925	875,858
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	3,237	3,214,727
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	35	31,010
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31	66	56,633
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	725	563,911
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	2,437	2,039,963
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,039	666,820
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	19	13,382
3.700%	03/01/45	9	6,541
4.700%	01/15/44	57	48,210
First Mortgage, Series 130
3.125%	03/15/51	534	334,969
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	830	825,000
5.600%	06/15/42	591	530,282
5.800%	03/01/33	1,440	1,404,769
6.500%	10/01/53	610	612,248
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	1,745	1,684,872
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	72	58,970
First Ref. Mortgage
4.000%	09/30/42	529	405,293
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	609	477,939
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,794	1,025,927
3.750%	05/15/46	22	15,512
5.400%	04/01/53	195	178,271
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	20	15,441
5.250%	04/01/33	300	289,854
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.650%	04/01/53	111	$104,657
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	371	218,092
4.375%	03/30/44	355	282,678
5.250%	03/15/33	610	591,033
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	324	289,891
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	216	218,734
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
5.700%	05/23/28	810	800,075
6.250%	05/23/33	1,030	1,022,118
6.900%	05/23/53	750	743,889
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	785	606,803
3.550%	06/15/26	650	609,525
4.750%	06/15/46	495	363,496
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	823	790,080
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	1,123	930,762
2.250%	07/12/31	1,383	1,042,694
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32	1,622	1,463,060
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	44	36,443
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	591	444,888
2.900%	03/15/51	414	243,435
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	473	310,698
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	369	321,395
3.450%	12/01/27	36	32,675
5.000%	09/15/52	912	772,260
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	819	764,636
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	5	4,268
Eversource Energy,
Sr. Unsec’d. Notes
5.450%	03/01/28	1,355	1,340,845

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
5.600%	03/15/53	555	$505,240
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	3,777	3,424,611
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	1,616	1,259,612
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42(a)	54	42,965
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	514	470,954
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	4,384	3,631,210
5.400%	06/01/33	2,300	2,183,808
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	4,000	3,135,069
4.300%	01/15/26	332	319,635
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	28	22,176
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	749	563,442
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,272	1,175,851
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.050%	02/28/33	964	899,665
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	600	557,845
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,696	1,660,059
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	862	511,324
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	501	380,437
4.450%	04/15/42	619	438,592
4.500%	07/01/40	1,347	1,002,251
4.550%	07/01/30	755	666,440
4.600%	06/15/43	773	554,556
6.150%	01/15/33	587	556,947
6.400%	06/15/33(a)	2,060	1,987,435
PacifiCorp,
First Mortgage
2.900%	06/15/52	1,091	600,715
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.300%	03/15/51	389	$233,189
4.150%	02/15/50	450	316,886
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	875	512,645
First Ref. Mortgage
5.950%	10/01/36	1,000	1,008,639
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	737	570,574
5.250%	04/01/53	321	279,817
First Mortgage, Series 36
2.700%	01/15/51	428	239,913
First Mortgage, Series 39
4.500%	06/01/52	462	359,466
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	297	152,410
2.700%	05/01/50	261	153,944
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	1,893	1,903,644
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	609	520,415
San Diego Gas & Electric Co.,
First Mortgage
4.950%	08/15/28	1,070	1,040,926
5.350%	04/01/53	1,120	1,013,652
6.000%	06/01/26	19	19,286
First Mortgage, Series UUU
3.320%	04/15/50	48	30,493
Sempra,
Sr. Unsec’d. Notes
5.400%	08/01/26	1,065	1,053,984
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	37	24,901
5.700%	03/01/53	300	274,330
5.850%	11/01/27	851	855,368
5.875%	12/01/53	1,030	970,364
First Mortgage, Series 20A
2.950%	02/01/51	199	117,458
First Mortgage, Series A
4.200%	03/01/29	502	466,736
First Ref. Mortgage, Series B
3.650%	03/01/28	1,347	1,239,646
First Ref. Mortgage, Series C
3.600%	02/01/45	485	331,922
4.125%	03/01/48	399	293,933
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	650	549,483
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,228	1,788,087

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	246	$170,684
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	504	381,874
4.850%	12/01/48	23	18,634
Union Electric Co.,
First Mortgage
2.150%	03/15/32	945	723,330
3.900%	04/01/52	235	171,838
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	1,827	974,734
5.700%	08/15/53	760	713,315
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,119	2,067,792
4.300%	07/15/29	1,297	1,132,988
4.875%	05/13/24	1,160	1,146,876
			84,226,802
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/33	576	558,244
Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	2,954	2,507,006
5.050%	03/15/42(a)	2,300	1,779,135
5.141%	03/15/52	770	571,273
			4,857,414
Foods — 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.875%	02/15/30	1,750	1,577,768
5.875%	02/15/28	936	900,338
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
4.000%	05/17/51	200	142,538
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.700%	11/10/47	385	310,887
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl,
Gtd. Notes, 144A
6.750%	03/15/34	1,010	980,516
Sr. Unsec’d. Notes, 144A
7.250%	11/15/53	880	847,415
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
4.375%	02/02/52	262	173,096
5.750%	04/01/33	1,550	1,415,274
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	1,950	$1,643,802
4.875%	10/01/49	1,551	1,288,639
5.500%	06/01/50	523	475,622
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	16	12,479
Nestle Holdings, Inc.,
Gtd. Notes, 144A
4.850%	03/14/33	1,650	1,594,524
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	2,760	2,115,803
			13,478,701
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27	27	25,000
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	487	411,626
4.487%	02/15/42	15	11,478
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	1,540	1,341,767
5.800%	02/01/42	207	187,682
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	2,824	2,660,999
5.750%	09/15/33	390	382,456
Gtd. Notes, Series 20-A
1.750%	01/15/31	633	477,332
Gtd. Notes, Series 21A
3.150%	09/30/51	1,218	724,310
			6,222,650
Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32(a)	2,998	2,321,766
3.132%	12/01/51	432	256,515
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	465	281,180
Medtronic Global Holdings SCA,
Gtd. Notes
4.250%	03/30/28	1,530	1,464,482
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.977%	08/10/30	1,610	1,565,095
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.600%	11/24/31	34	26,769
			5,915,807

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	1,647	$1,150,930
4.125%	11/15/42	281	209,267
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	882	730,831
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	307	237,895
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	37	31,026
6.100%	10/15/52	825	824,280
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32	1,130	937,079
4.125%	06/15/29	1,983	1,792,640
4.500%	02/15/27	1,804	1,720,344
4.625%	03/15/52	610	457,679
5.200%	06/01/28	370	357,570
5.500%	06/15/47	318	271,355
5.625%	09/01/28	1,994	1,942,933
5.875%	02/15/26	375	373,062
5.875%	02/01/29	1,820	1,787,821
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	794	538,416
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	268	165,528
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	910	717,146
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	1,110	843,455
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	1,360	811,807
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	220	192,304
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	152	122,439
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	1,019	691,595
2.900%	05/15/50	591	363,406
3.050%	05/15/41	405	285,712
3.250%	05/15/51	577	379,566
3.500%	08/15/39	841	645,796
4.625%	07/15/35	15	13,861
4.750%	05/15/52	542	461,367
6.050%	02/15/63	250	253,948
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	689	$396,925
			19,707,983
Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	447	334,270
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	836	730,396
			1,064,666
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50	38	29,315
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	658	408,068
3.850%	03/15/52	1,354	1,013,444
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	884	817,173
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28(a)	332	310,119
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	483	447,433
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	46	35,986
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27	1,600	1,526,914
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	675	570,379
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,595	1,507,059
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	238,755
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	875	656,220
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	931	703,388
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	608	420,713
4.450%	05/15/69	229	168,130
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	678	482,647

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
6.063%	03/30/40	610	$593,940
Pine Street Trust I,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	2,289	2,064,322
Protective Life Global Funding,
Sec’d. Notes, 144A
4.714%	07/06/27	1,624	1,556,675
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	850	538,535
4.375%(ff)	09/15/54	275	267,647
6.850%	12/16/39	1,706	1,790,491
			16,147,353
Internet — 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	753	440,474
2.700%	06/03/60	330	185,379
3.100%	05/12/51	582	383,668
3.600%	04/13/32	1,311	1,162,877
3.875%	08/22/37	2,143	1,825,310
3.950%	04/13/52(a)	419	323,714
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	1,120	886,312
5.600%	05/15/53	1,565	1,482,210
5.750%	05/15/63	450	423,854
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,052	1,019,639
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	510	482,172
5.375%	11/15/29	25	24,396
			8,640,005
Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	290	279,983
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	297,031
4.875%	11/22/26	200	172,384
5.500%	01/16/25	200	187,914
			937,312
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.125%	06/12/33	200	192,642
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.450%	09/15/26	1,280	1,268,178
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
5.550%	10/15/28	1,915	$1,887,729
			3,155,907
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33	650	627,350
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,394	1,136,518
3.500%	06/01/41(a)	3,444	2,157,622
3.500%	03/01/42	781	481,587
3.700%	04/01/51	1,539	893,692
3.900%	06/01/52	996	595,414
4.908%	07/23/25	1,963	1,918,322
6.384%	10/23/35	182	169,448
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	673	363,026
2.800%	01/15/51	310	181,600
2.937%	11/01/56	2,545	1,446,155
2.987%	11/01/63	40	22,110
3.200%	07/15/36	412	316,301
3.250%	11/01/39	53	38,533
3.300%	02/01/27	572	534,199
3.750%	04/01/40	1,534	1,187,579
4.049%	11/01/52	34	25,275
4.800%	05/15/33(a)	910	854,301
5.350%	11/15/27	2,224	2,221,140
5.350%	05/15/53	1,770	1,615,218
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	548	474,080
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	7	5,916
3.950%	03/20/28(a)	1,618	1,473,930
4.950%	05/15/42	9	6,512
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	250	196,236
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	1,550	1,232,246
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	845	585,540
5.500%	09/01/41	53	41,347
5.875%	11/15/40	551	456,911
6.550%	05/01/37	500	453,426
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	542	405,973
3.600%	01/13/51	488	339,154

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.400%	10/01/43	1,500	$1,396,878
			23,226,189
Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	159,490
3.625%	09/11/24	220	214,115
5.500%	05/02/33(a)	948	885,195
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	1,335	1,303,316
5.250%	09/08/33	975	940,536
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	228,188
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	204	186,802
5.400%	11/14/34	320	290,844
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.400%	05/08/28	1,700	1,652,077
6.125%	10/06/28	1,410	1,407,039
6.375%	10/06/30	1,420	1,414,642
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	2,034	1,727,240
4.200%	05/13/50	860	622,379
			11,031,863
Miscellaneous Manufacturing — 0.0%
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	466	429,215
Oil & Gas — 1.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	1,583	1,267,311
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	2,555	2,491,233
6.000%	06/13/33	1,795	1,737,696
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)	2,866	2,325,626
2.772%	11/10/50	494	290,760
2.939%	06/04/51	197	120,109
4.812%	02/13/33	875	819,488
4.893%	09/11/33	1,000	938,531
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.875%(ff)	03/22/30(oo)	880	787,177
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	552	396,111
5.050%	09/15/33	760	727,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.300%	05/15/53	427	$391,640
5.550%	03/15/54	930	883,291
5.700%	09/15/63	1,410	1,340,920
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	802	710,586
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	632	573,003
5.875%	06/15/28	1,655	1,640,235
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	960	961,122
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	657	612,274
5.700%	10/01/40	525	436,767
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	746	690,316
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	48	40,251
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	49	35,639
4.227%	03/19/40	193	164,115
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	17	15,965
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29(a)	1,535	1,308,706
4.625%	06/15/45	810	581,862
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38	139	132,922
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	691	605,948
Phillips 66,
Gtd. Notes
2.150%	12/15/30	957	752,712
Phillips 66 Co.,
Gtd. Notes
3.150%	12/15/29	1,315	1,134,553
5.300%	06/30/33	850	812,146
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	1,785	1,399,213
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,833	1,468,126
6.875%	09/19/33	1,130	1,102,748

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	18	$15,232
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,149	794,711
			30,506,590
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	3,454	2,819,901
4.250%	11/21/49	1,668	1,321,092
4.400%	11/06/42	605	500,973
4.500%	05/14/35	773	697,957
4.625%	10/01/42	1,260	1,061,589
4.750%	03/15/45	53	45,457
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
4.875%	03/03/28	1,555	1,527,416
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.450%	11/13/30	570	437,540
2.350%	11/13/40	758	479,580
2.550%	11/13/50	49	27,983
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	2,262	1,840,720
2.800%	05/15/30	1,742	1,459,141
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	597	525,147
Sr. Unsec’d. Notes
5.400%	03/15/33	645	624,757
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	1,937	1,226,167
3.250%	08/15/29	307	268,543
4.780%	03/25/38	2,155	1,854,198
5.625%	02/21/53	398	355,808
5.875%	06/01/53	1,230	1,138,605
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	423	381,195
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.950%	02/27/63	245	221,309
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31	27	21,312
5.150%	05/17/63	385	352,289
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	737	698,239
5.300%	05/19/53	1,123	1,039,261
5.340%	05/19/63	480	437,060
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	2,410	$1,937,374
5.000%	11/26/28	1,217	1,191,948
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,154	923,490
4.700%	02/01/43	1,994	1,717,344
			27,133,395
Pipelines — 1.0%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	2,354	1,871,042
4.500%	10/01/29	2,235	2,023,241
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	1,955	1,945,556
6.055%	08/15/26	410	411,258
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	515	507,212
6.036%	11/15/33	1,860	1,817,120
6.497%	08/15/43	300	291,413
6.714%	08/15/63	420	409,956
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
5.625%	05/01/27	730	699,834
6.000%	02/01/29	410	395,658
Enbridge, Inc. (Canada),
Sub. Notes
8.500%(ff)	01/15/84	1,375	1,378,112
Sub. Notes, Series NC5
8.250%(ff)	01/15/84	1,690	1,688,718
Energy Transfer LP,
Sr. Unsec’d. Notes
4.150%	09/15/29(a)	759	687,963
4.950%	06/15/28	1,115	1,065,050
5.750%	02/15/33	1,390	1,337,345
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	583	531,910
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	182	116,095
3.300%	02/15/53	611	397,493
Gtd. Notes, Series H
6.650%	10/15/34	965	1,016,365
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	719	556,075
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	309,584
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	08/15/42	905	729,460

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	197	$117,435
4.800%	02/01/33	658	592,395
5.450%	08/01/52	577	489,113
MPLX LP,
Sr. Unsec’d. Notes
5.650%	03/01/53	140	120,274
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	972	916,744
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	500	312,134
ONEOK, Inc.,
Gtd. Notes
6.100%	11/15/32	306	302,193
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	198	197,740
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,475	1,374,823
4.500%	05/15/30	2,169	1,990,096
5.000%	03/15/27	905	877,800
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	55	53,557
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.300%	08/15/28	2,840	2,775,898
			30,306,662
Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.150%	04/15/53	295	245,653
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,537	1,388,199
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	211	177,861
Corporate Office Properties LP,
Gtd. Notes
2.000%	01/15/29	21	16,394
2.750%	04/15/31	626	467,927
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	1,095	835,420
2.900%	04/01/41	455	291,593
3.650%	09/01/27	1,935	1,777,340
3.800%	02/15/28	80	73,332
4.300%	02/15/29	1,000	921,529
4.800%	09/01/28	700	664,513
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	915	$703,098
3.000%	01/15/30	349	289,661
Extra Space Storage LP,
Gtd. Notes
5.500%	07/01/30	1,531	1,481,375
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	3,215	2,985,750
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	1,074	1,032,608
4.750%	12/15/28	970	875,916
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	410	230,256
3.500%	10/15/27	31	28,246
5.600%	10/15/33(a)	530	499,045
Prologis LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	428	332,492
2.125%	10/15/50	182	91,424
5.125%	01/15/34(a)	1,205	1,134,471
Public Storage Operating Co.,
Gtd. Notes
5.100%	08/01/33	560	535,194
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,264	1,074,292
3.700%	06/15/30	995	864,907
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	31	29,893
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32	54	38,863
Ventas Realty LP,
Gtd. Notes
4.750%	11/15/30	740	677,961
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	650	536,545
2.750%	01/15/32	1,913	1,496,850
3.100%	01/15/30	591	500,178
3.850%	06/15/32	404	344,367
4.125%	03/15/29	1,825	1,662,310
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,117	1,639,519
2.450%	02/01/32	388	292,128
3.850%	07/15/29	1,743	1,536,517
4.000%	02/01/25	77	74,873
			27,848,500

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.3%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.800%	02/10/31	1,500	$1,137,707
2.500%	02/10/41	222	134,930
2.800%	02/10/51	832	467,078
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,275	699,967
2.750%	09/15/51	736	436,073
3.300%	04/15/40(a)	567	421,542
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	455	294,015
3.000%	10/15/50	1,000	588,267
3.650%	04/05/29(a)	1,239	1,124,528
4.250%	04/01/52	717	529,112
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53	440	412,075
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	646	483,113
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	41	37,696
Target Corp.,
Sr. Unsec’d. Notes
4.800%	01/15/53	515	440,482
			7,206,585
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/21/25	1,602	1,539,290
Semiconductors — 0.6%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
4.393%	06/01/52	400	323,263
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,325	2,423,236
3.419%	04/15/33	1,630	1,299,058
3.469%	04/15/34	1,300	1,019,549
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	1,938	1,235,769
3.734%	12/08/47	20	14,200
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	255	252,675
5.950%	09/15/33	655	642,969
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	1,075	836,920
2.650%	02/15/32	248	190,779
5.000%	01/15/33	2,179	1,994,831
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	598	$525,958
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
6.000%	05/20/53	782	789,305
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.000%	03/14/53	780	704,134
5.050%	05/18/63	840	746,819
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
3.875%	04/22/27	1,072	1,019,369
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
2.250%	04/23/31	1,623	1,298,400
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	2,180	1,806,212
			17,123,446
Software — 0.8%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50(a)	2,463	1,463,279
3.400%	09/15/26	1,552	1,470,796
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,396	1,082,103
2.950%	02/15/51	1,166	703,821
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.625%	08/21/33	2,030	1,967,412
Intuit, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/53	270	258,776
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	516	338,557
3.450%	08/08/36	473	398,722
3.700%	08/08/46	638	500,521
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	745	644,777
3.600%	04/01/40	2,632	1,892,902
3.600%	04/01/50	2,021	1,306,189
3.850%	07/15/36	59	46,526
3.950%	03/25/51	2,085	1,428,935
5.550%	02/06/53	1,453	1,273,479
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29(a)	2,819	2,441,184
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	538	518,874
4.000%	04/14/32	1,138	990,720

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
4.950%	03/28/28	2,896	$2,796,828
VMware, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/30	1,855	1,703,966
			23,228,367
Telecommunications — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	166,884
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	2,247	1,649,338
3.500%	06/01/41	205	142,426
3.550%	09/15/55	1,189	728,824
3.650%	09/15/59	1,204	731,707
3.800%	12/01/57	700	443,292
5.400%	02/15/34(a)	3,955	3,699,320
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	1,387	1,152,014
4.550%	03/15/52(a)	1,025	740,804
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,530	1,579,899
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	2,158	1,737,688
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	207	178,154
2.625%	02/15/29	3,000	2,541,851
3.375%	04/15/29	4,327	3,803,863
3.500%	04/15/31	1,115	941,750
5.050%	07/15/33	1,454	1,346,631
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	1,500	1,137,734
1.750%	01/20/31	3,689	2,779,256
2.355%	03/15/32	3,697	2,818,184
4.016%	12/03/29	1,340	1,212,081
			29,531,700
Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	172	108,620
3.300%	09/15/51	223	149,252
3.900%	08/01/46	410	307,082
4.150%	04/01/45	424	336,651
4.950%	09/15/41	43	38,827
5.150%	09/01/43	41	37,397
5.200%	04/15/54	900	824,126
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	1,358	1,094,383
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.100%	12/02/51	1,212	$754,898
3.500%	05/01/50	696	476,207
4.950%	08/15/45	323	279,113
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	1,907	1,065,472
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	393	270,503
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	497	308,657
3.700%	03/15/53	94	64,851
3.950%	10/01/42	586	448,741
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.891%	04/06/36	2,000	1,504,861
4.375%	09/10/38	626	525,823
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,119	855,474
			9,450,938
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.050%	08/01/28	1,180	1,165,455

Total Corporate Bonds (cost $780,307,076)			750,117,956
Municipal Bonds — 0.2%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	15	13,488
1.749%	07/15/28	15	12,850
2.102%	07/15/30	30	24,573
			50,911
California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	30	23,841
1.877%	02/01/31	40	30,837
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	135	142,835
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	220	195,892
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	75	60,870
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	16,396
2.199%	05/01/31	205	164,285

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	150	$123,052
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	70	79,579
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	340	398,329
			1,235,916
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	75	67,233
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	120	110,919
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	111	116,186
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	457	460,829
			687,934
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	30	25,790
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	230	210,055
1.483%	01/01/28	205	176,234
			386,289
New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
0.982%	08/01/25	205	189,097
1.396%	08/01/27	665	576,981
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,020	878,203
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	150	123,389
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	90	89,381
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	150	135,386
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	341,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Taxable, Revenue Bonds
5.647%	11/01/40	145	$143,685
			2,478,099
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	75	85,399

Total Municipal Bonds (cost $5,188,356)			5,017,571
Residential Mortgage-Backed Securities — 0.6%
Fannie Mae Interest Strips,
Series 293, Class 1, PO
1.421%(s)	12/25/24	1	1,471
Series 369, Class 12, IO
5.500%(cc)	05/25/36	105	20,476
Series 383, Class 60, IO
6.500%	10/25/37	36	7,459
Series 417, Class C11, IO
2.500%	02/25/28	1,107	48,773
Fannie Mae REMIC,
Series 1996-04, Class SA, IO, 30 Day Average SOFR x (1) + 8.386% (Cap 8.500%, Floor 0.000%)
3.071%(c)	02/25/24	1	3
Series 2004-70, Class EB
5.000%	10/25/24	—(r)	27
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
0.282%(c)	07/25/35	23	21,153
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	9	8,348
Series 2006-044, Class P, PO
2.956%(s)	12/25/33	18	15,031
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
1.161%(c)	04/25/36	104	7,328
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	27	27,898
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.321%(c)	06/25/37	115	6,638
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
0.971%(c)	11/25/37	222	10,126
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
1.021%(c)	12/25/37	224	13,596
Series 2008-85, Class EB
5.000%	09/25/28	11	10,934
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.571%(c)	03/25/38	99	2,929

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.821%(c)	01/25/40	188	$12,631
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.821%(c)	01/25/40	123	6,995
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
0.991%(c)	04/25/40	55	3,010
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
1.801%(c)	03/25/40	29	26,054
Series 2013-13, Class IK, IO
2.500%	03/25/28	323	12,254
Series 2021-86, Class T
2.500%	09/25/48	17,164	14,454,704
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.335%(s)	05/25/44	181	128,880
Series 2004-W12, Class 1PO, PO
1.355%(s)	07/25/44	125	102,905
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
2.036%(s)	02/25/44	188	138,224
Freddie Mac REMIC,
Series 1621, Class J
6.400%	11/15/23	—(r)	227
Series 1630, Class PK
6.000%	11/15/23	1	886
Series 1680, Class PK
6.500%	02/15/24	2	1,572
Series 1695, Class EB
7.000%	03/15/24	3	3,135
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	11	11,396
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
10.220%(c)	03/15/32	5	5,208
Series 2846, Class GB
5.000%	08/15/24	10	9,870
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
3.444%(c)	02/15/35	35	34,481
Series 2990, Class SR, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.222%(c)	03/15/35	116	1,545
Series 3126, Class AO, PO
2.119%(s)	03/15/36	23	19,502
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.822%(c)	08/15/36	86	3,965
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
1.772%(c)	09/15/26	64	1,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3237, Class BO, PO
3.037%(s)	11/15/36	190	$148,211
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
8.178%(c)	04/15/37	11	11,053
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
7.638%(c)	04/15/37	10	9,657
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.572%(c)	11/15/37	16	728
Series 3593, Class SL, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
0.972%(c)	11/15/24	—(r)	—
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
0.912%(c)	12/15/39	253	9,860
Series 3704, Class DC
4.000%	11/15/36	6	5,648
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.572%(c)	10/15/40	62	2,907
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	63	58,390
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	73	71,076
Series 4030, Class IL, IO
3.500%	04/15/27	237	7,439
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	475	20,894
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	658	644,962
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.661%(c)	09/20/34	113	2,030
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
1.061%(c)	06/20/36	136	4,545
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.211%(c)	04/20/37	163	7,107
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
1.071%(c)	05/20/37	402	17,512
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
1.051%(c)	10/20/37	258	5,204
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
1.301%(c)	08/20/38	199	9,365

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
2.111%(c)	09/20/38	101	$4,182
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
1.361%(c)	05/20/37	268	9,775
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	515	6,579
Series 2009-065, Class LB
6.000%	07/16/39	20	20,362
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.561%(c)	02/20/38	202	7,155
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.311%(c)	06/20/37	134	6,234
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	828	5,124
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.661%(c)	11/20/34	129	4,179
Series 2010-085, Class ID, IO
6.000%	09/20/39	92	10,804
Series 2010-157, Class OP, PO
1.815%(s)	12/20/40	130	105,333
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
5.590%(c)	04/20/60	2	2,178
Series 2013-184, Class KZ
2.500%	12/20/43	851	608,338
Series 2013-H04, Class BA
1.650%	02/20/63	3	2,353
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
4.967%(c)	02/20/62	5	4,641

Total Residential Mortgage-Backed Securities (cost $17,321,300)			17,014,882
Sovereign Bonds — 0.1%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27	260	242,905
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	124,384
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	870	739,283
3.750%	01/11/28	252	233,032
3.771%	05/24/61	889	519,621
4.280%	08/14/41	1,079	795,201
4.600%	02/10/48	350	254,296
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	$324,601
4.500%	04/01/56	200	131,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	533	352,691

Total Sovereign Bonds (cost $4,121,149)			3,717,014
U.S. Government Agency Obligations — 27.4%
Federal Farm Credit Bank
2.350%	03/10/36	6,390	4,579,499
Federal Home Loan Bank
2.090%	02/22/36	10,795	7,608,748
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	1,083	872,307
2.500%	07/01/50	2,085	1,683,192
2.500%	08/01/50	2,858	2,303,833
2.500%	10/01/50	5,585	4,507,941
2.500%	02/01/51	1,033	826,736
2.500%	02/01/51	2,161	1,741,897
2.500%	02/01/51	4,850	3,913,787
2.500%	03/01/51	3,232	2,605,726
2.500%	10/01/51	7,895	6,280,444
2.500%	11/01/51	6,642	5,342,934
2.500%	12/01/51	435	348,982
2.500%	01/01/52	644	518,067
2.500%	01/01/52	24,328	19,457,082
3.000%	05/01/42	32	27,497
3.000%	05/01/42	673	569,703
3.000%	07/01/42	5	4,492
3.000%	08/01/42	7	5,619
3.000%	08/01/42	8	7,254
3.000%	08/01/42	41	35,497
3.000%	10/01/42	7	5,963
3.000%	10/01/42	23	20,069
3.000%	12/01/42	8	6,779
3.000%	01/01/43	55	47,132
3.000%	02/01/43	64	54,857
3.000%	02/01/43	176	150,688
3.000%	03/01/43	421	360,417
3.000%	03/01/43	430	368,506
3.000%	06/01/43	500	427,922
3.000%	02/01/47	2,296	1,941,184
3.000%	09/01/49	2,868	2,414,533
3.000%	07/01/50	874	727,594
3.000%	08/01/50	23,316	19,611,649
3.000%	12/01/50	3,759	3,155,856
3.000%	03/01/52	2,110	1,752,858
3.000%	03/01/52	9,792	8,192,857
3.000%	08/01/52	15,220	12,756,207
3.500%	03/01/32	243	224,716
3.500%	11/01/48	5,931	5,223,711
3.500%	02/01/49	220	193,169
3.500%	06/01/49	20,570	18,115,574
3.500%	07/01/50	1,680	1,472,088

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/01/52	14,741	$12,843,252
4.000%	02/01/26	27	26,095
4.000%	01/01/32	168	156,132
4.000%	02/01/41	5	4,460
4.000%	02/01/41	9	8,488
4.000%	10/01/42	155	141,251
4.000%	08/01/47	7,418	6,674,623
4.000%	12/01/47	2,975	2,689,148
4.000%	05/01/48	598	540,495
4.000%	07/01/48	507	460,576
4.000%	01/01/49	2,395	2,170,865
4.000%	09/01/49	7,075	6,432,586
4.000%	05/01/52	13,811	12,395,449
4.000%	09/01/52	3,109	2,789,222
4.500%	09/01/24	3	3,044
4.500%	08/01/30	67	65,346
4.500%	04/01/47	73	67,988
4.500%	05/01/47	272	254,925
4.500%	05/01/48	1,820	1,719,546
4.500%	08/01/48	1,033	967,955
4.500%	08/01/49	4,085	3,822,893
4.500%	09/01/49	2,736	2,562,994
4.500%	09/01/50	181	168,758
4.500%	07/01/52	22,760	20,908,455
4.500%	08/01/52	6,018	5,528,578
4.500%	12/01/52	578	533,084
4.500%	12/01/52	1,529	1,409,888
5.000%	10/01/23	—(r)	70
5.000%	11/01/23	—(r)	1
5.000%	06/01/30	50	48,645
5.000%	04/01/33	7	7,139
5.000%	08/01/33	1	565
5.000%	08/01/33	93	91,000
5.000%	09/01/33	—(r)	212
5.000%	09/01/33	2	1,602
5.000%	10/01/33	—(r)	293
5.000%	04/01/34	—(r)	402
5.000%	11/01/34	2	2,297
5.000%	12/01/34	29	28,593
5.000%	12/01/34	60	58,724
5.000%	07/01/35	—(r)	407
5.000%	11/01/35	—(r)	4
5.000%	04/01/37	67	66,136
5.000%	01/01/39	16	15,082
5.000%	04/01/39	111	107,657
5.000%	07/01/39	7	7,188
5.000%	10/01/40	232	226,384
5.000%	03/01/49	38	36,387
5.000%	03/01/49	322	309,873
5.000%	11/01/49	523	499,827
5.000%	07/01/52	12,799	12,083,125
5.000%	09/01/52	32,334	30,528,221
5.500%	12/01/24	—(r)	22
5.500%	04/01/27	13	13,378
5.500%	01/01/33	20	19,370
5.500%	06/01/35	148	148,059
5.500%	04/01/53	18,875	18,425,336
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	07/01/53	4,377	$4,320,606
6.000%	08/01/53	19,249	19,181,459
6.500%	08/01/27	37	37,101
6.500%	01/01/29	10	9,550
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.495% (Cap 6.995%, Floor 1.495%)
5.245%(c)	06/01/43	—(r)	438
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.717%, Floor 2.135%)
5.293%(c)	10/01/36	15	14,822
Federal National Mortgage Assoc.
2.000%	04/01/52	3,274	2,501,444
2.500%	08/01/50	999	804,403
2.500%	09/01/50	3,521	2,838,496
2.500%	09/01/50	11,283	9,114,415
2.500%	09/01/50	24,831	20,042,720
2.500%	03/01/51	495	396,808
2.500%	07/01/51	4,138	3,300,384
2.500%	12/01/51	5,655	4,545,099
2.500%	04/01/52	2,824	2,257,519
3.000%	11/01/42	9	8,032
3.000%	12/01/42	10	8,761
3.000%	12/01/42	10	8,877
3.000%	12/01/42	16	14,056
3.000%	12/01/42	24	20,307
3.000%	12/01/42	26	22,428
3.000%	12/01/42	33	28,238
3.000%	12/01/42	97	82,516
3.000%	12/01/42	382	326,957
3.000%	01/01/43	5	4,422
3.000%	01/01/43	5	4,539
3.000%	01/01/43	6	5,285
3.000%	01/01/43	7	5,977
3.000%	01/01/43	7	6,076
3.000%	01/01/43	10	8,500
3.000%	01/01/43	12	10,365
3.000%	01/01/43	13	11,015
3.000%	01/01/43	17	14,573
3.000%	01/01/43	18	15,235
3.000%	01/01/43	27	22,730
3.000%	01/01/43	33	28,560
3.000%	01/01/43	48	41,338
3.000%	01/01/43	90	77,160
3.000%	03/01/43	10	8,408
3.000%	03/01/43	13	11,425
3.000%	03/01/43	90	76,958
3.000%	03/01/43	235	200,487
3.000%	03/01/43	714	610,449
3.000%	04/01/43	23	19,965
3.000%	04/01/43	36	30,485
3.000%	04/01/43	55	46,621
3.000%	04/01/43	102	87,252
3.000%	04/01/43	115	98,702
3.000%	04/01/43	127	108,250
3.000%	04/01/43	862	736,964
3.000%	05/01/43	42	35,714
3.000%	05/01/43	48	40,948

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/43	114	$97,502
3.000%	05/01/43	218	186,148
3.000%	05/01/43	220	187,740
3.000%	05/01/43	437	373,532
3.000%	03/01/44	580	491,089
3.000%	10/01/49	615	517,858
3.000%	05/01/50	466	393,941
3.000%	07/01/50	419	348,629
3.000%	07/01/50	3,104	2,619,219
3.000%	07/01/50	6,512	5,467,696
3.000%	08/01/50	896	746,228
3.000%	08/01/50	4,972	4,183,907
3.000%	09/01/50	9,589	8,054,654
3.000%	08/01/51	229	191,638
3.000%	08/01/51	7,161	5,983,263
3.000%	08/01/51	13,462	11,307,696
3.000%	11/01/51	6,510	5,441,017
3.000%	07/01/52	5,599	4,676,741
3.500%	08/01/32	179	164,850
3.500%	10/01/32	576	529,635
3.500%	04/01/33	65	59,611
3.500%	04/01/33	197	179,157
3.500%	05/01/33	243	222,932
3.500%	07/01/42	463	406,659
3.500%	09/01/42	228	200,852
3.500%	10/01/42	221	194,787
3.500%	01/01/43	287	252,456
3.500%	07/01/43	261	230,167
3.500%	08/01/45	198	174,049
3.500%	11/01/48	5,751	5,062,643
3.500%	05/01/49	3,531	3,080,548
3.500%	07/01/49	5,110	4,457,242
3.500%	07/01/50	357	310,806
3.500%	08/01/52	4,924	4,270,480
3.500%	08/01/52	4,969	4,328,421
4.000%	09/01/42	233	214,017
4.000%	10/01/42	520	471,342
4.000%	11/01/45	189	172,296
4.000%	03/01/46	55	50,366
4.000%	03/01/46	64	58,327
4.000%	06/01/46	68	61,508
4.000%	06/01/46	308	281,627
4.000%	08/01/46	20	17,837
4.000%	10/01/46	23	21,171
4.000%	10/01/46	155	140,033
4.000%	05/01/47	275	249,733
4.000%	06/01/47	314	285,467
4.000%	10/01/47	293	268,081
4.000%	10/01/47	5,445	4,939,975
4.000%	12/01/47	389	353,673
4.000%	01/01/48	911	826,729
4.000%	02/01/48	272	247,809
4.000%	02/01/48	715	648,343
4.000%	06/01/48	540	490,830
4.000%	06/01/48	581	527,220
4.000%	07/01/48	186	168,746
4.000%	07/01/48	222	201,410
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	07/01/48	289	$262,589
4.000%	08/01/48	111	100,950
4.000%	09/01/48	636	575,986
4.000%	05/01/49	8,876	8,052,488
4.000%	07/01/49	360	326,499
4.000%	02/01/50	6,061	5,499,798
4.000%	08/01/50	17,718	16,013,408
4.000%	11/01/50	2,155	1,951,834
4.000%	05/01/51	1,113	1,008,507
4.000%	05/01/51	3,197	2,889,311
4.000%	09/01/52	9,453	8,420,612
4.000%	10/01/52	1,200	1,071,622
4.500%	06/01/26	49	47,183
4.500%	09/01/26	18	17,253
4.500%	07/01/41	113	104,932
4.500%	10/01/42	897	836,326
4.500%	04/01/44	410	384,137
4.500%	10/01/44	1,636	1,541,419
4.500%	12/01/44	72	67,142
4.500%	06/01/45	417	391,755
4.500%	08/01/45	27	25,108
4.500%	10/01/45	111	103,988
4.500%	11/01/45	80	75,082
4.500%	02/01/46	269	253,503
4.500%	08/01/46	108	101,512
4.500%	01/01/47	1,734	1,627,467
4.500%	04/01/47	375	351,969
4.500%	07/01/47	755	707,555
4.500%	07/01/47	998	935,415
4.500%	11/01/47	460	431,520
4.500%	09/01/48	536	501,734
4.500%	08/01/49	2,784	2,610,945
4.500%	04/01/50	14,781	13,828,136
4.500%	09/01/52	10,464	9,611,428
4.500%	10/01/52	7,718	7,089,169
5.000%	06/01/24	3	2,932
5.000%	07/01/25	21	20,428
5.000%	01/01/26	32	31,278
5.000%	09/01/29	33	32,016
5.000%	12/01/29	51	49,131
5.000%	02/01/35	67	63,376
5.000%	10/01/39	352	344,431
5.000%	01/01/40	499	488,164
5.000%	07/01/41	82	79,329
5.000%	10/01/43	—(r)	287
5.000%	05/01/44	103	99,250
5.000%	12/01/44	259	250,326
5.000%	01/01/45	177	171,358
5.000%	06/01/47	17	16,728
5.000%	05/01/48	3	2,980
5.000%	07/01/48	109	104,535
5.000%	11/01/48	2,386	2,291,078
5.000%	02/01/49	4	4,069
5.000%	02/01/49	76	72,015
5.000%	03/01/49	3	3,053
5.000%	11/01/49	68	64,758
5.000%	11/01/49	222	212,016

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	12/01/49	389	$371,092
5.000%	01/01/50	264	252,924
5.000%	07/01/52	3,840	3,625,587
5.000%	12/01/52	9,276	8,758,261
5.000%	05/01/53	8,781	8,289,212
5.500%	01/01/26	5	4,526
5.500%	06/01/26	5	4,944
5.500%	05/01/28	32	32,365
5.500%	05/01/33	85	84,703
5.500%	06/01/33	23	22,741
5.500%	10/01/33	44	43,999
5.500%	01/01/34	133	131,860
5.500%	02/01/35	58	57,379
5.500%	04/01/36	27	27,001
5.500%	04/01/37	77	76,579
5.500%	01/01/38	57	57,204
5.500%	12/01/52	12,719	12,303,566
6.000%	01/01/24	—(r)	213
6.000%	07/01/24	—(r)	49
6.000%	10/01/27	38	37,604
6.000%	11/01/27	28	27,348
6.000%	04/01/28	19	18,877
6.000%	05/01/28	15	15,023
6.000%	04/01/34	6	5,523
6.000%	12/01/52	7,233	7,142,427
6.000%	01/01/53	5,973	5,898,462
6.500%	12/01/23	—(r)	162
6.500%	09/01/28	18	17,930
6.500%	05/01/37	7	6,546
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
6.595%(c)	09/01/37	42	41,878
Government National Mortgage Assoc.
2.000%	08/20/50	421	334,421
2.000%	09/20/50	652	518,893
2.000%	11/20/50	20,022	15,912,866
2.500%	06/20/50	388	319,039
2.500%	01/20/51	632	517,434
2.500%	02/20/51	332	272,062
2.500%	05/20/51	1,252	1,024,972
2.500%	07/20/51	13,711	11,214,690
2.500%	08/20/51	2,156	1,763,487
2.500%	09/20/51	24,664	20,171,977
2.500%	12/20/51	241	197,028
2.500%	01/20/52	3,527	2,884,075
3.000%	09/20/46	255	220,389
3.000%	10/20/49	2,109	1,800,694
3.000%	03/20/50	3,261	2,781,897
3.000%	07/20/50	673	573,050
3.000%	02/20/51	1,462	1,247,863
3.000%	06/20/51	3,775	3,210,990
3.000%	08/20/51	15,301	13,008,140
3.000%	10/20/51	32,337	27,486,570
3.000%	11/20/51	314	266,622
4.000%	02/20/41	3	2,426
4.000%	10/20/41	1	595
4.000%	11/20/41	4	3,875
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	04/20/42	2	$2,055
4.000%	10/20/42	1	1,293
4.000%	08/20/43	21	19,518
4.000%	03/20/44	2	1,826
4.000%	05/20/44	2	2,255
4.000%	11/20/44	169	155,793
4.000%	05/20/45	18	16,386
4.000%	06/20/45	254	233,700
4.000%	07/20/45	788	724,869
4.000%	09/20/52	16,485	14,854,076
4.500%	06/20/25	13	12,533
4.500%	11/15/39	180	172,199
4.500%	02/20/50	3,049	2,856,337
4.500%	03/20/50	649	600,303
4.500%	04/20/50	1,307	1,214,090
4.500%	07/20/52	1,485	1,372,837
5.000%	04/15/25	121	118,470
5.000%	11/15/39	539	522,446
5.000%	07/15/40	126	121,477
5.000%	07/20/49	156	150,105
5.000%	08/20/52	1,452	1,377,052
5.000%	09/20/52	19,525	18,528,252
5.000%	11/20/52	22,283	21,152,353
5.500%	TBA	3,320	3,221,697
5.500%	11/20/52	13,347	12,955,486
5.500%	04/20/53	4,921	4,777,831
6.000%	TBA	1,970	1,951,993
6.000%	11/20/52	6,481	6,425,351
6.000%	12/20/52	4,231	4,195,806
6.000%	01/20/53	4,970	4,929,135
6.500%	10/15/23	—(r)	1
Tennessee Valley Authority Generic Strips, Bonds
4.310%(s)	05/01/25	3,891	3,545,572
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600	311,346

Total U.S. Government Agency Obligations (cost $845,820,117)			798,718,136
U.S. Treasury Obligations — 41.7%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,238,512
1.875%	11/15/51	5,255	2,931,305
2.000%	11/15/41	1,630	1,057,972
2.375%	11/15/49	30	19,205
2.875%	05/15/43	2,638	1,954,181
2.875%	05/15/52	1,050	744,844
3.000%	08/15/52	110	80,197
3.125%	05/15/48	65	48,699
3.375%	08/15/42	6,689	5,424,523
3.625%	08/15/43	500	417,109
3.625%	02/15/53(a)	32,900	27,229,891
3.625%	05/15/53	3,970	3,288,277
3.750%	08/15/41	4,840	4,187,356
3.750%	11/15/43	416	353,015
3.875%	08/15/40	2,315	2,054,562
3.875%	02/15/43(a)	26,750	23,293,398
3.875%	05/15/43(a)	51,660	44,928,056

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.000%	11/15/42	23,499	$20,870,049
4.000%	11/15/52	38,834	34,434,925
4.375%	05/15/40	1,247	1,182,312
U.S. Treasury Notes
0.250%	03/15/24(k)	32,298	31,561,202
0.250%	06/15/24	15,550	14,989,957
0.375%	07/15/24	3,359	3,227,789
0.375%	09/15/24	4,390	4,183,361
0.375%	01/31/26	7,120	6,408,556
0.500%	03/31/25	2,700	2,515,957
0.500%	02/28/26	938	844,420
0.625%	07/31/26	6,883	6,126,408
0.750%	12/31/23	1,120	1,107,138
0.750%	03/31/26	10,960	9,909,381
0.750%	04/30/26	23,070	20,779,221
0.750%	05/31/26	26,560	23,847,975
1.000%	07/31/28	2,587	2,182,377
1.125%	01/15/25	49,705	47,112,962
1.250%	03/31/28	2,470	2,131,919
1.250%	04/30/28	20,940	18,028,031
1.250%	06/30/28	2,600	2,226,453
1.375%	10/31/28	780	665,438
1.750%	12/31/24	341	326,214
1.750%	12/31/26	5,696	5,184,250
1.875%	08/31/24(a)	60,594	58,647,978
2.125%	02/29/24	30	29,596
2.250%	03/31/24	6,830	6,723,014
2.500%	05/15/24	90	88,362
2.500%	03/31/27	580	538,720
2.625%	05/31/27	23,914	22,232,547
2.750%	07/31/27	4,970	4,629,477
2.875%	05/15/28	13,765	12,755,208
3.000%	07/31/24(a)	24,740	24,234,569
3.500%	02/15/33	24,010	22,032,927
3.625%	03/31/28	11,400	10,929,750
3.625%	03/31/30	6,300	5,943,656
3.750%	06/30/30	10,980	10,420,706
3.875%	03/31/25	20,600	20,188,805
3.875%	01/15/26	7,200	7,029,563
3.875%	11/30/27(a)	88,096	85,398,060
3.875%	12/31/27	2,960	2,869,350
3.875%	11/30/29	38,680	37,075,385
3.875%	12/31/29	5,430	5,202,195
4.000%	12/15/25(a)	35,290	34,553,873
4.000%	02/29/28	48,250	47,002,285
4.000%	06/30/28	8,830	8,594,073
4.000%	10/31/29	40,358	38,964,388
4.000%	02/28/30(a)	29,500	28,449,062
4.125%	10/31/27	2,376	2,325,696
4.500%	11/30/24(a)	119,760	118,534,332
4.500%	11/15/25(a)	63,849	63,170,308
4.500%	07/15/26	9,350	9,263,074
4.625%	02/28/25(a)	71,200	70,546,406
4.625%	06/30/25	6,990	6,929,657
4.625%	03/15/26	65,350	64,890,508
U.S. Treasury Strips Coupon
4.717%(s)	11/15/40	6,486	2,718,039
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.736%(s)	02/15/41	4,165	$1,719,355

Total U.S. Treasury Obligations (cost $1,269,649,047)			1,215,728,321

Total Long-Term Investments (cost $2,957,049,973)			2,824,990,045

	Shares
Short-Term Investments — 18.3%
Affiliated Mutual Funds — 17.8%
PGIM Core Government Money Market Fund(wb)	66,695,983	66,695,983
PGIM Institutional Money Market Fund (cost $452,347,158; includes $450,246,535 of cash collateral for securities on loan)(b)(wb)	452,643,475	452,371,889

Total Affiliated Mutual Funds (cost $519,043,141)		519,067,872

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.5%
U.S. Treasury Bills
2.614%	10/12/23(k)	6,080	6,071,087
4.643%	11/02/23	5,987	5,959,772
5.415%	07/11/24(k)	2,469	2,367,745

Total U.S. Treasury Obligations (cost $14,401,470)				14,398,604

Total Short-Term Investments (cost $533,444,611)				533,466,476

TOTAL INVESTMENTS—115.1% (cost $3,490,494,584)				3,358,456,521

Liabilities in excess of other assets(z) — (15.1)%				(441,473,246)

Net Assets — 100.0%				$2,916,983,275

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
ING	ING Financial Markets LLC
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
PO	Principal Only
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $442,030,514; cash collateral of $450,246,535 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,077	5 Year U.S. Treasury Notes	Dec. 2023	$113,472,052	$(1,035,907)
3,006	10 Year U.S. Treasury Notes	Dec. 2023	324,835,875	(6,072,256)
406	20 Year U.S. Treasury Bonds	Dec. 2023	46,195,188	(2,519,449)
539	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	63,972,563	(4,730,102)
				(14,357,714)
Short Positions:
104	2 Year U.S. Treasury Notes	Dec. 2023	21,081,938	56,278
609	10 Year U.S. Ultra Treasury Notes	Dec. 2023	67,941,563	1,869,732
				1,926,010
				$(12,431,704)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24